FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012


If amended report check here:      | |                    Amendment Number:

This Amendment (Check only one):   | | is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          620 Newport Center Dr., Suite 900
          Newport Beach, CA 92660

13F File Number: 028-11483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel M. Harkins
Title:    Chief Legal and Compliance Officer
Phone:    (949) 325-8700

Signature, Place, and Date of Signing:

/s/ Daniel M. Harkins      Newport Beach,CA 92660  February 6, 2013
    (Signature)            [City, State]              [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total: $174,743
                                       (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES IBOXX INV GR CORP BOND COMMON STOCK    464287242    26,855   221,959  SH       SOLE              221,959
ISHARES S&P/CITIGROUP INTL TRE COMMON STOCK    464288117     5,253    51,035  SH       SOLE               51,035
MARKET VECTORS EMERGING MARKET COMMON STOCK    57060U522    26,653   970,960  SH       SOLE              970,960
PIMCO ENHANCED SHORT MATURITY  COMMON STOCK    72201R833       718     7,079  SH       SOLE                7,079
POWERSHARES DB COMMODITY INDEX COMMON STOCK    73935S105     8,829   317,807  SH       SOLE              317,807
POWERSHARES DB G10 CURRENCY HA COMMON STOCK    73935Y102    15,405   589,105  SH       SOLE              589,105
POWERSHARES EMER MKTS SOVEREIG COMMON STOCK    73936T573    19,232   611,507  SH       SOLE              611,507
POWERSHARES FTSE RAFI EMERGIN  COMMON STOCK    73936T763    14,487   634,839  SH       SOLE              634,839
POWERSHARES FTSE RAFI DEV MKT  COMMON STOCK    73936T771     1,958    83,300  SH       SOLE               83,300
POWERSHARES FTSE RAFI DEV MKT  COMMON STOCK    73936T789    12,091   331,669  SH       SOLE              331,669
POWERSHARES S&P 500 LOW VOLATI COMMON STOCK    73937B779     5,452   196,958  SH       SOLE              196,958
PROSHARES SHORT S&P500 ETF     COMMON STOCK    74347R503    14,265   419,325  SH       SOLE              419,325
PROSHARES SHORT QQQ ETF        COMMON STOCK    74347R602     7,153   279,737  SH       SOLE              279,737
PROSHARES SHORT RUSSELL 2000 E COMMON STOCK    74347R826     4,088   168,087  SH       SOLE              168,087
SPDR DOW JONES INTL REAL ESTAT COMMON STOCK    78463X863       886    21,427  SH       SOLE               21,427
SPDR BARCLAYS CAPITAL EMERGING COMMON STOCK    78464A391     6,290   194,800  SH       SOLE              194,800
VANGUARD  LONG-TERM CORPORATE  COMMON STOCK    92206C813     5,129    55,932  SH       SOLE               55,932
